Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001048702
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011